Exchangeable Senior Notes - Summary of Financial Information Relating to Exchangeable Senior Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Debt Instrument [Line Items]
Weighted-average UPB	$ 250,000	$ 250,000	$ 250,000
Carrying value:
UPB	250,000	250,000
Exchangeable senior notes	246,089	245,054		$ 245,824	$ 245,564	$ 245,307	$ 244,805	$ 244,559	$ 244,317
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense	14,473	14,413	$ 14,358
Carrying value:
Unamortized debt issuance costs	$ (3,911)	$ (4,946)